INVESTMENTS IN DEBT AND EQUITY SECURITIES	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2021	December 31, 2020
Corporate Bonds	8,293	9,431
Equity Securities	14,512	19,374
Total Investment in Debt and Equity Securities	22,805	28,805

Corporate Bonds
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Six months ended June 30, 2021			Year ended December 31, 2020
(in thousands of $)	Amortized Cost	Unrealized gains/(losses)	Fair value	Amortized Cost	Unrealized gains/(losses)	Fair value
Corporate bonds:
NorAm Drilling Bond	4,132	488	4,620	4,132	511	4,643
NT Rig Holdco 12%	3,567	106	3,673	3,567	404	3,971
NT Rig Holdco 7.5%	—	—	—	817	—	817
Total corporate bonds	7,699	594	8,293	8,516	915	9,431
During the year ended December 31, 2020, the existing Oro Negro 12% and 7.5% bonds completed a conversion that resulted in the recognition of NT Rig Holdco Liquidity 12% and NT Rig Holdco 7.5% bonds and the redemption of the Oro Negro 12% bonds in full and a substantial proportion of the Oro Negro 7.5% bonds. The Company recorded no gain or loss on the redemption of the bonds. The Company also acquired an additional $1.3 million of the NT Rig Holdco 12% bonds in the year ended December 31, 2020.

Also, during the year ended December 31, 2020, it was determined that the Oro Negro 7.5% bonds and the NT Rig Holdco 7.5% bonds were other-than-temporarily impaired and an aggregate impairment loss of $4.9 million was recorded in the Consolidated Statement of Operations. During the six months ended June 30, 2021, an impairment loss of $0.8 million was recorded against the NT Rig Holdco 7.5% bonds.

Equity Securities
Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	June 30, 2021	December 31, 2020
Frontline	13,032	9,007
NorAm Drilling	1,480	1,484
ADS Maritime Holding	—	8,883
Total Equity Securities	14,512	19,374

Equity Securities pledged to creditors	13,032	9,007

In March 2021, the Company received a capital dividend of approximately $8.8 million from ADS Maritime Holding following the sale of its remaining two vessels. Also in March 2021, the Company sold its remaining shares in ADS Maritime Holding for a consideration of $0.8 million and recognized a gain of $0.7 million in the Statement of Operations in relation to the disposal.

Equity Securities Pledged to Creditors

As at June 30, 2021, the Company held approximately 1.4 million shares of Frontline Ltd ("Frontline"), a related party (December 31, 2020: 1.4 million shares). Refer to Note 17: Related Party Transactions.

In December 2019, the Company entered into a forward contract to repurchase 3.4 million shares of Frontline in June 2020 for $36.8 million. During the year ended December 31, 2020, the Company repurchased and simultaneously sold approximately 2.0 million shares in Frontline for total proceeds of $21.1 million and recorded gains of $2.3 million in the statement of operations in respect of the sales.

As at December 31, 2020, the Company had a forward contract, which expired in January 2021, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.2 million. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt at June 30, 2021 (December 31, 2020: $15.6 million) (See also Note 12: Short-Term and Long-Term Debt).
The Company has continued to roll forward the forward contract related to the remaining approximately 1.4 million shares. As at June 30, 2021, the Company had a forward contract, which expired in July of 2021, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.3 million including accrued interest. In July 2021, the forward contract to repurchase 1.4 million shares of Frontline, was rolled over through to January 2022, at a repurchase price of $16.4 million.